Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statements of Comprehensive Income
Net income	$ 5,170	$ 3,573	$ 4,884
Other comprehensive income (loss):
Change in unrealized gains on securities, net of taxes of $(1,076), $2,448, and $(1,385), respectively	1,998	(4,545)	2,573
Change in other-than-temporary impairment gains recognized in other comprehensive income, net of taxes of $(27), $(83), and $(9), respectively	50	153	17
Total other comprehensive income (loss)	2,048	(4,392)	2,590
Total comprehensive income (loss)	$ 7,218	$ (819)	$ 7,474